Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account – Money Market Fund	$ 206,498,802	$ 206,572,852
Liabilities:
Derivative warrant liabilities – Public warrants		10,531,500
Derivative warrant liabilities – Private placement warrants
Total Fair Value	206,498,802	217,104,352
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account – Money Market Fund
Liabilities:
Derivative warrant liabilities – Public warrants
Derivative warrant liabilities – Private placement warrants		6,252,600
Total Fair Value		6,252,600
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account – Money Market Fund
Liabilities:
Derivative warrant liabilities – Public warrants	13,319,250
Derivative warrant liabilities – Private placement warrants	7,907,700
Total Fair Value	$ 21,226,950